SECURED BORROWINGS	12 Months Ended
Dec. 31, 2022
SECURED BORROWINGS
SECURED BORROWINGS

9.    SECURED BORROWINGS

In 2021 and 2022, Yichuang Financial Leasing entered into several financing arrangements, with a principal amount of RMB541.6 million and nil, respectively. According to the arrangements, Yichuang Financial Leasing transferred its creditor’s right of certain financial receivables totaling RMB550.0 million and nil with remaining lease terms ranging from 1 to 3 years originating from its finance leasing services business to external creditors. As the transfer of creditor’s right of financial receivables does not constitute a real asset transformation under PRC law, the proceeds from the external creditors were considered as secured borrowings. The Group’s secured borrowings have maturities ranging from 1 to 3 years.

As of December 31, 2022, the principal balance of secured borrowing is RMB963.7 million, among which RMB195.8 million secured borrowings is included in “Amounts due to related parties”, refer to Note 8.

Net secured borrowings amounted to RMB1,028.6 million and RMB767.9 million as of December 31, 2021 and 2022, respectively.